Private Placement	3 Months Ended
Mar. 08, 2021
Private Placement [Abstract]
Private Placement
Note 5 — Private Placement
Simultaneously with the closing of the IPO, the Sponsor and the Representatives purchased an aggregate of 7,500,000 Private Units at a purchase price of $1.50 per Private Unit, generating gross proceeds to the Company of $11,250,000. The Private Units (and the underlying securities) are identical to the Units sold as part of the Units in the IPO.